Capital Reserves - Summary of Capital Reserves (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	£ 8,526	£ 9,059	£ 20,909
Shares issued	43,239	30,922	15,830
Ending balance	22,072	8,526	9,059
Share Premium Account
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	184,332	153,734	138,150
Shares issued	45,533	32,585	15,396
On options exercised during the year	153	460	188
Costs capitalized in respect of issuance of shares during the period	(3,348)	(2,447)
Movement in the year	42,338	30,598	15,584
Ending balance	226,670	184,332	153,734
Merger Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	22,248	22,248	22,248
Ending balance	22,248	22,248	22,248
Share-based Payment Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	13,688	5,715	1,651
On options in issue during the year	10,252	8,632	4,395
On options exercised during the year	(192)	(659)	(331)
Movement in the year	10,060	7,973	4,064
Ending balance	23,748	13,688	5,715
Capital Redemption Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	5,194	5,194	5,194
Ending balance	5,194	5,194	5,194
Capital Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	225,462	186,891	167,243
Shares issued	45,533	32,585	15,396
On options in issue during the year	10,252	8,632	4,395
On options exercised during the year	(39)	(199)	(143)
Costs capitalized in respect of issuance of shares during the period	(3,348)	(2,447)
Movement in the year	52,398	38,571	19,648
Ending balance	£ 277,860	£ 225,462	£ 186,891